NORTHERN LIGHTS FUND TRUST II

April 5, 2021

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:	Northern Lights Fund Trust II – FormulaFolios US Equity Fund
Post-Effective Amendment No. 486 to the Registration Statement on Form N-1A
Registration File Nos. 333-174926 and 811-22549

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by Northern Lights Fund Trust II (the “Trust”), on behalf of its series the FormulaFolios US Equity Fund (the “Fund”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

The filing previously made by the Trust on behalf of the Fund pursuant to Rule 497(j) under the 1933 Act filed on April 1, 2021, was made in error and should be ignored.

Questions related to this filing should be directed to David J. Baum of Alston & Bird LLP at (202) 239-3346.

Very truly yours,

/s/ Kevin Wolf

Kevin Wolf

President